Capital Assets - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment losses on capital assets	$ 0	$ 22	$ 665
Depreciation expense			$ 2,779